Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of borrowings

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Short term bank borrowing (1)	50,000	53,000
Long term bank borrowing (2)	—	6,990